Salaries and payroll charges	12 Months Ended
Dec. 31, 2018
Salaries and payroll charges
Salaries and payroll charges	17 Salaries and payroll charges

	2018	2017
Direct remuneration and payroll charges	17,404	21,357
Provision for profit sharing and other payable	40,762	58,441
	58,166	79,798